condensed interim consolidated financial statements (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Mobile handsets, parts and accessories	$ 340		$ 340		$ 381
Costs of goods sold	$ 500	$ 500	$ 1,000	$ 1,000